Statements of Net Assets Available for Benefits - EBP 56-1848578 006 - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Asset [Abstract]
Investments at fair value	$ 878,295	$ 813,938
Receivables:
Employee contributions	842	1,448
Martin Marietta Materials, Inc. contributions	317	603
Notes receivable from participants	24,014	22,213
Receivables, Total	25,173	24,264
Net assets available for benefits	903,468	838,202
Collective Trust Funds
Employee Benefit Plan, Asset [Abstract]
Investments at fair value	693,656	620,752
Mutual Funds
Employee Benefit Plan, Asset [Abstract]
Investments at fair value	128,266	129,260
Martin Marietta Materials, Inc. Common Stock
Employee Benefit Plan, Asset [Abstract]
Investments at fair value	$ 56,373	$ 63,926